Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Weighted average assumptions used to determine the fair value of option grants
Dividend yield	0.75%	0.75%	3.50%
Expected life	6	6	7
6 Month	0.18%	0.19%	0.45%
1 Year	0.25%	0.32%	0.72%
3 Year	1.18%	1.36%	1.40%
5 Year	2.13%	2.30%	1.99%
10 Year	3.42%	3.61%	3.02%
Near Term [Member]
Weighted average assumptions used to determine the fair value of option grants
Volatility	36.00%	37.00%	74.00%
Long Term [Member]
Weighted average assumptions used to determine the fair value of option grants
Volatility	44.00%	45.00%	43.00%